Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	China Finance Online Co. LTD
Entity Central Index Key	0001297830
Trading Symbol	JRJC
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Type	20-F
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(g) Security	American Depositary Shares, each representing 50 ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	122,098,018
Entity File Number	000-50975
Entity Incorporation, State or Country Code	K3
Entity Address, Address Line One	17th Floor of Fuzhuo Plaza A
Entity Address, Address Line Two	No. 28 Xuanwai Street, Xicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100052
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	17th Floor of Fuzhuo Plaza A
Entity Address, Address Line Two	No. 28 Xuanwai Street, Xicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100052
Contact Personnel Name	Ying Zhu
Contact Personnel Fax Number	(86 10) 83363188
Contact Personnel Email Address	ir@jrj.com